TAXATION - Gross value of such unused tax losses (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
TAXATION
Unused tax losses	$ 96,223	$ 96,687
Singapore
TAXATION
Unused tax losses	3,300	3,555
Hong Kong
TAXATION
Unused tax losses	4,661	4,694
United States
TAXATION
Unused tax losses	70,558	$ 88,438
Norway
TAXATION
Unused tax losses	$ 17,704